Note 15 - Stock Options and Stock-based Employee Compensation - Summary of Stock Option Activity (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Shares Outstanding, Beginning Balance (in shares)	1,772	1,472
Weighted Average Exercise Price, Outstanding, at Beginning Period (in dollars per share)	$ 17.61	$ 20.19
Shares Granted (in shares)		382
Weighted Average Exercise Price, Granted (in dollars per share)		$ 9.99
Shares Forfeited or Expired (in shares)	(7)	(82)
Weighted Average Exercise Price, Forfeited or Expired (in dollars per share)	$ 65.17	$ 40.74
Shares Outstanding, Ending Balance (in shares)	1,765	1,772
Weighted Average Exercise Price, Outstanding, at Ending Period (in dollars per share)	$ 17.40	$ 17.61
Weighted Average Remaining Contractual Life, Outstanding (Year)	8 years 255 days	9 years
Shares Vested and Exercisable (in shares)	599	521
Weighted Average Exercise Price, Vested and Exercisable (in dollars per share)	$ 26.66	$ 29.34
Weighted Average Remaining Contractual Life, Vested and Exercisable (Year)	8 years 255 days	8 years 328 days
Vested and expected to vest (in shares)	1,696	1,692
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share)	$ 17.37	$ 17.55
Weighted Average Remaining Contractual Life, Vested and Expected to Vest (Year)	8 years 292 days	9 years